EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 91.1%
	AEROSPACE & DEFENSE - 4.3%
11,005	General Dynamics Corporation	$ 2,079,615
6,920	Lockheed Martin Corporation	2,306,574
		4,386,189
	APPAREL & TEXTILE PRODUCTS - 6.1%
21,890	Carter's, Inc.	2,211,546
19,501	PVH Corporation	2,082,316
44,680	Tapestry, Inc.	1,792,562
		6,086,424
	BANKING - 11.7%
61,957	Bank of America Corporation	2,755,228
16,540	JPMorgan Chase & Company	2,627,048
49,045	Truist Financial Corporation	2,908,859
68,095	Wells Fargo & Company	3,253,578
		11,544,713
	BIOTECH & PHARMA - 8.2%
21,524	AbbVie, Inc.	2,481,287
10,230	Amgen, Inc.	2,034,542
5,234	Biogen, Inc.(a)	1,233,863
45,190	Pfizer, Inc.	2,428,059
		8,177,751
	ELECTRIC UTILITIES - 1.6%
81,010	Vistra Corporation	1,610,479

	FOOD - 1.4%
27,010	Lamb Weston Holdings, Inc.	1,402,359

	HEALTH CARE FACILITIES & SERVICES - 4.9%
51,725	Cardinal Health, Inc.	2,391,247
34,880	Centene Corporation(a)	2,490,781
		4,882,028
	HOME CONSTRUCTION - 2.0%
11,610	Mohawk Industries, Inc.(a)	1,948,971

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 2.4%
19,060	WESCO International, Inc.(a)	$ 2,365,918

	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
2,875	Goldman Sachs Group, Inc. (The)	1,095,346

	INSURANCE - 9.3%
42,390	Argo Group International Holdings Ltd.	2,300,929
91,590	CNO Financial Group, Inc.	2,075,429
39,910	Hartford Financial Services Group, Inc. (The)	2,638,052
38,435	MetLife, Inc.	2,254,597
		9,269,007
	LEISURE FACILITIES & SERVICES - 0.5%
25,175	Norwegian Cruise Line Holdings Ltd.(a)	491,164

	LEISURE PRODUCTS - 2.4%
24,950	Hasbro, Inc.	2,417,905

	MACHINERY - 1.0%
22,400	Hillenbrand, Inc.	999,040

	MEDICAL EQUIPMENT & DEVICES - 1.9%
15,625	Zimmer Biomet Holdings, Inc.	1,868,750

	METALS & MINING - 2.3%
64,260	Alamos Gold, Inc., Class A	490,946
27,235	Freeport-McMoRan, Inc.	1,009,874
12,770	Rio Tinto plc - ADR	800,551
		2,301,371
	OIL & GAS PRODUCERS - 10.4%
61,268	BP plc - ADR	1,590,518
94,257	Coterra Energy, Inc.	1,892,681
36,700	Marathon Petroleum Corporation	2,233,195
12,860	Pioneer Natural Resources Company	2,293,195

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares		Fair Value
	COMMON STOCKS — 91.1% (Continued)
	OIL & GAS PRODUCERS - 10.4% (Continued)
95,140	Suncor Energy, Inc.	$ 2,316,659
		10,326,248
	RETAIL - DISCRETIONARY - 2.3%
36,930	Kohl's Corporation	1,891,924
17,600	Nordstrom, Inc.(a)	372,592
		2,264,516
	SEMICONDUCTORS - 2.2%
14,430	Intel Corporation	709,956
70,500	Vishay Intertechnology, Inc.	1,436,085
		2,146,041
	SOFTWARE - 1.0%
9,110	Check Point Software Technologies Ltd.(a)	1,014,034

	STEEL - 1.7%
54,500	Commercial Metals Company	1,684,050

	TECHNOLOGY HARDWARE - 5.7%
66,630	HP, Inc.	2,350,707
19,120	Lumentum Holdings, Inc.(a)	1,659,042
44,030	NCR Corporation(a)	1,712,767
		5,722,516
	TELECOMMUNICATIONS - 2.2%
92,610	Lumen Technologies, Inc.	1,142,808
20,030	Verizon Communications, Inc.	1,006,908
		2,149,716
	TRANSPORTATION & LOGISTICS - 2.9%
4,370	FedEx Corporation	1,006,717
67,410	JetBlue Airways Corporation(a)	904,642
21,710	Southwest Airlines Company(a)	963,924
		2,875,283

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Shares						Fair Value
	COMMON STOCKS — 91.1% (Continued)
	TRANSPORTATION EQUIPMENT - 1.6%
18,500	PACCAR, Inc.					$ 1,543,270
	TOTAL COMMON STOCKS (Cost $75,630,892)					$ 90,573,089

	EXCHANGE-TRADED FUNDS — 1.1%
	EQUITY - 1.1%
24,800	VanEck Junior Gold Miners ETF					1,058,712

	TOTAL EXCHANGE-TRADED FUNDS (Cost $992,677)					1,058,712

Contracts(b)
	EQUITY OPTIONS PURCHASED - 0.2%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.2%
130	iShares Russell 1000 Value ETF	JEF	01/21/2022	$ 135	$ 2,062,710	$ 7,475
65	iShares Russell 2000 ETF	JEF	01/21/2022	215	1,418,105	51,870
20	SPDR S&P 500 ETF Trust	JEF	12/17/2021	385	911,120	1,600
24	SPDR S&P 500 ETF Trust	JEF	12/17/2021	430	1,093,344	7,344
73	SPDR S&P 500 ETF Trust	JEF	06/17/2022	430	3,325,588	156,221
	TOTAL PUT OPTIONS PURCHASED (Cost - $410,607)					224,510

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $410,607)					224,510

	TOTAL INVESTMENTS - 92.4% (Cost $77,034,176)					$ 91,856,311
	CALL OPTIONS WRITTEN - (0.4)% (Proceeds - $392,084)					(269,244)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $429,351)					(247,801)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.1%					8,082,073
	NET ASSETS - 100.0%					$ 99,421,339

Contracts(b)
	WRITTEN EQUITY OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.4)%
126	Bank of America Corporation	JEF	01/21/2022	$ 45	$ 560,322	$ 22,428
65	iShares Russell 1000 Value ETF	JEF	01/21/2022	165	1,031,355	13,455
65	iShares Russell 1000 Value ETF	JEF	01/21/2022	170	1,031,355	3,738
65	iShares Russell 2000 ETF	JEF	01/21/2022	245	1,418,105	7,150
80	Marathon Petroleum Corporation	JEF	01/21/2022	65	486,800	16,720
176	Nordstrom, Inc.	JEF	01/21/2022	35	372,592	2,464
20	SPDR S&P 500 ETF Trust	JEF	12/17/2021	430	911,120	58,740
50	SPDR S&P 500 ETF Trust	JEF	06/17/2022	475	2,277,800	83,250
21	SPDR S&P 500 ETF Trust	JEF	06/17/2022	480	956,676	30,639

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2021

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS - (0.5)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (0.4)% (Continued)
42	WESCO International, Inc.	JEF	01/21/2022	$ 125	$ 521,346	$ 30,660
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $392,084)					269,244

	PUT OPTIONS WRITTEN - (0.1)%
170	B&G Foods, Inc.	JEF	01/21/2022	$ 30	$ 512,210	$ 28,050
83	Centene Corporation	JEF	03/18/2022	60	592,703	14,940
24	FedEx Corporation	JEF	04/14/2022	210	552,888	25,584
170	Freeport-McMoRan, Inc.	JEF	01/21/2022	30	630,360	9,860
139	HP, Inc.	JEF	01/21/2022	27	490,392	1,668
98	Intel Corporation	JEF	01/21/2022	53	482,160	40,376
100	Intel Corporation	JEF	06/17/2022	50	492,000	52,500
113	Kohl's Corporation	JEF	01/21/2022	45	578,899	19,775
120	Kohl's Corporation	JEF	04/14/2022	43	614,760	34,920
83	Lumentum Holdings, Inc.	JEF	12/17/2021	65	720,191	20,128
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $429,351)					247,801

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $821,435)					$ 517,045

Shares
	EXCHANGE-TRADED FUNDS SOLD SHORT — (9.3)%
	EQUITY - (9.3)%
(3,600)	Invesco QQQ Trust Series 1	$ (1,417,752)
(17,780)	iShares Russell 1000 ETF, EQUITY	(4,535,678)
(7,980)	iShares Russell 3000 ETF	(2,140,635)
(2,540)	SPDR S&P 500 ETF Trust	(1,157,122)
	TOTAL SECURITIES SOLD SHORT - (Proceeds - $8,259,732)	(9,251,187)

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

JEF	Jefferies

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.